Disposal of Subsidiaries (Details)		2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 01, 2023 SGD ($)	Mar. 01, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disposal of Subsidiaries (Details) [Line Items]
Cash consideration (in Yuan Renminbi) | ¥				¥ 1
Disposal gain			$ 5,941		$ 7,524	$ 5,941
Incurred net loss			6,700,000
Net negative assets			$ 5,941
Disposed equity interest	100.00%
Cash consideration (in Dollars)	$ 10,000
Net income		$ 0				$ 7,666	$ 928
Hangzhou Ebang Hongling Technology Co., Ltd. [Member]
Disposal of Subsidiaries (Details) [Line Items]
Owned subsidiary			100.00%
Wuhai Ebang Information Technology Co., Ltd. [Member]
Disposal of Subsidiaries (Details) [Line Items]
Owned subsidiary			100.00%